BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Apr. 27, 2021	Dec. 31, 2020
BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	5,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	290,000,000	290,000,000		20,000,000
Common stock, shares issued (in shares)	12,977,234	12,904,574		4,636,216
Common stock, share outstanding (in shares)	12,977,234	12,904,574		4,636,216